ACCOUNTS PAYABLE AND ACCRUED EXPENSES (Tables)	12 Months Ended
Dec. 31, 2022
Payables and Accruals [Abstract]
SCHEDULE OF ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued expenses, summarized by major category, as of December 31, 2021 and 2020 consists of the following:

	December 31, 2021	December 31, 2020
Trade accounts payable	$1,465,860	$325,830
Accrued expenses	8,215	21,555
Accrued compensation expenses	122,072	130,718
Total accounts payable and accrued expenses	$1,596,147	$478,103